Capital Management	12 Months Ended
Dec. 31, 2025
Capital Management [Abstract]
Capital Management
26.	Capital Management

The primary objective of the Group’s capital management is to ensure that it maintains a strong credit rating and net current asset position in order to support its business and maximize shareholder value. The capital structure of the Group comprises issued share capital, additional paid in capital, merger reserve, foreign currency translation reserve and accumulated losses.

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Group is not subject to any externally imposed capital requirements. No changes were made in the objectives, policies or processes during the financial year ended December 31, 2025 and 2024. The net gearing ratios as at December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
	USD	USD
Debts	4,810,434	6,028,791
Less: cash and cash equivalent	(1,629,018)	(1,000,284)
Net debt	3,181,416	5,028,507
Total Owner’s equity	3,586,943	2,108,568
Net gearing ratio	0.89	2.38